UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4098

Name of Registrant:	Vanguard Chester Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2007

Item 1:	Schedule of Investments

Vanguard PRIMECAP Fund Schedule of Investments December 31, 2007
	Shares	Market Value ($000)

Common Stocks (96.4%)

Consumer Discretionary (10.5%)
* DIRECTV Group, Inc.	28,720,807	664,025
Sony Corp. ADR	12,000,000	651,600
1 Whirlpool Corp.	4,600,000	375,498
TJX Cos., Inc.	12,844,800	369,031
Target Corp.	5,019,000	250,950
* Kohl's Corp.	4,807,700	220,193
Eastman Kodak Co.	9,000,000	196,830
The Walt Disney Co.	5,650,000	182,382
* Amazon.com, Inc.	1,451,500	134,467
* Bed Bath & Beyond, Inc.	3,335,975	98,044
Best Buy Co., Inc.	1,575,000	82,924
Mattel, Inc.	4,333,700	82,514
* Viacom Inc. Class B	1,378,200	60,531
Lowe's Cos., Inc.	2,450,000	55,419
Carnival Corp.	1,200,000	53,388
Abercrombie & Fitch Co.	375,000	29,989
* Comcast Corp. Class A	831,450	15,182
Citadel Broadcasting Corp.	357,102	736

		3,523,703

Consumer Staples (1.8%)
Costco Wholesale Corp.	7,000,000	488,320
Avon Products, Inc.	2,500,000	98,825
The Procter & Gamble Co.	21,300	1,564

		588,709

Energy (9.5%)
ConocoPhillips Co.	9,600,000	847,680
Schlumberger Ltd.	5,598,500	550,724
Noble Energy, Inc.	5,960,000	473,939
Hess Corp.	4,000,000	403,440
Peabody Energy Corp.	4,100,000	252,724
* Plains Exploration & Production Co.	3,869,620	208,959
EOG Resources, Inc.	2,245,000	200,366
EnCana Corp.	2,232,000	151,687
Murphy Oil Corp.	350,000	29,694
Noble Corp.	470,000	26,560
* Patriot Coal Corp.	410,000	17,113
* National Oilwell Varco Inc.	13,000	955

		3,163,841

Financials (5.1%)
* Berkshire Hathaway Inc. Class B	65,600	310,682
Marsh & McLennan Cos., Inc.	11,155,700	295,291
Bank of New York Mellon Corp.	5,719,083	278,862
American International Group, Inc.	3,925,000	228,827
Discover Financial Services	8,968,100	135,239
The Chubb Corp.	2,400,000	130,992
Fannie Mae	1,800,000	71,964
AFLAC Inc.	1,000,000	62,630
JPMorgan Chase & Co.	880,000	38,412
Wells Fargo & Co.	1,150,000	34,719
Capital One Financial Corp.	500,000	23,630
Progressive Corp. of Ohio	1,160,000	22,226
Washington Mutual, Inc.	1,407,900	19,162
State Street Corp.	180,000	14,616
Fifth Third Bancorp	456,000	11,459
Freddie Mac	295,000	10,051
SLM Corp.	110,000	2,215
Citigroup, Inc.	60,000	1,766

		1,692,743

Health Care (20.2%)
Eli Lilly & Co.	22,657,400	1,209,679
Novartis AG ADR	18,319,765	994,946
Medtronic, Inc.	19,006,652	955,464
* Biogen Idec Inc.	13,750,893	782,701
* Amgen, Inc.	13,987,100	649,561
Roche Holdings AG	2,950,000	509,954
* Boston Scientific Corp.	34,837,610	405,161
* Genzyme Corp.	4,400,000	327,536
1 Applera Corp.-Applied Biosystems Group	8,799,800	298,489
GlaxoSmithKline PLC ADR	5,670,000	285,711
*1 Millipore Corp.	2,820,000	206,368
* Sepracor Inc.	2,200,000	57,750
Wyeth	1,130,000	49,935
Pfizer Inc.	220,000	5,001
Sanofi-Aventis ADR	80,000	3,642

		6,741,898

Industrials (9.9%)
FedEx Corp.	13,591,800	1,211,981
Southwest Airlines Co.	31,520,800	384,554
Caterpillar, Inc.	5,256,900	381,441
United Parcel Service, Inc.	3,428,970	242,497
Deere & Co.	2,570,000	239,318
*1 AMR Corp.	15,199,100	213,243
Union Pacific Corp.	1,250,000	157,025
The Boeing Co.	912,900	79,842
Fluor Corp.	524,925	76,492
Donaldson Co., Inc.	1,600,000	74,208
*1 Alaska Air Group, Inc.	2,540,000	63,525
Granite Construction Co.	1,500,000	54,270
Canadian Pacific Railway Ltd.	827,400	53,483
Pall Corp.	750,000	30,240
3M Co.	315,000	26,561
Norfolk Southern Corp.	29,000	1,463
* UAL Corp.	31,000	1,105
Canadian National Railway Co.	13,600	638

		3,291,886

Information Technology (28.7%)
* Adobe Systems, Inc.	25,095,000	1,072,309
Texas Instruments, Inc.	29,610,000	988,974
* Oracle Corp.	41,550,600	938,213
Microsoft Corp.	26,350,000	938,060
* Google Inc.	771,300	533,339
*1 Intuit, Inc.	16,700,000	527,887
Corning, Inc.	20,292,100	486,807
Intel Corp.	17,100,000	455,886
Hewlett-Packard Co.	8,580,000	433,118
QUALCOMM Inc.	10,733,000	422,344
*1 Citrix Systems, Inc.	9,950,000	378,200
* EMC Corp.	17,729,200	328,522
* Micron Technology, Inc.	36,512,373	264,715
Motorola, Inc.	14,170,000	227,287
* eBay Inc.	6,625,000	219,884
* Symantec Corp.	12,009,200	193,828
Accenture Ltd.	4,136,200	149,027
Applied Materials, Inc.	7,435,000	132,046
KLA-Tencor Corp.	2,552,200	122,914
1 Plantronics, Inc.	4,701,500	122,239
LM Ericsson Telephone Co. ADR Class B	5,212,857	121,720
* Nortel Networks Corp.	7,920,940	119,527
ASML Holding N.V. (New York Shares)	3,623,111	113,367
* NVIDIA Corp.	3,225,000	109,715
* Yahoo! Inc.	2,364,500	54,998
* Rambus Inc.	2,500,000	52,350
* Dell Inc.	1,380,000	33,824
* Entegris Inc.	2,583,472	22,295
* Cisco Systems, Inc.	465,300	12,596
Paychex, Inc.	200,000	7,244
* Agilent Technologies, Inc.	182,681	6,712
* Comverse Technology, Inc.	300,000	5,183
* Verigy Ltd.	13,184	358

		9,595,488

Materials (10.2%)
Potash Corp. of Saskatchewan, Inc.	12,094,500	1,741,124
Monsanto Co.	6,594,360	736,524
Praxair, Inc.	3,850,100	341,542
Alcoa Inc.	5,034,000	183,993
Weyerhaeuser Co.	2,377,231	175,297
* Domtar Corp.	13,057,180	100,410
Dow Chemical Co.	1,700,000	67,014
Freeport-McMoRan Copper & Gold, Inc. Class B	600,000	61,464

		3,407,368

Telecommunication Services (0.4%)
Sprint Nextel Corp.	11,140,000	146,268

Utilities (0.1%)
* AES Corp.	1,339,000	28,641

Total Common Stocks
(Cost $20,012,943)		32,180,545

Temporary Cash Investment (3.8%)

2 Vanguard Market Liquidity Fund, 4.664%
(Cost $1,271,872)	1,271,871,747	1,271,872

Total Investments (100.2%)
(Cost $21,284,815)		33,452,417

Other Assets and Liabilities-Net (-0.2%)		(57,357)

Net Assets (100%)		33,395,060

* Non-income-producing security.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At December 31, 2007, the cost of investment securities for tax purposes was $21,284,815,000. Net unrealized appreciation of investment securities for tax purposes was $12,167,602,000, consisting of unrealized gains of $13,938,129,000 on securities that had risen in value since their purchase and $1,770,527,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

		Current Period Transactions

	September 30, 2007 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Dividend Income ($000)	December 31, 2007 Market Value ($000)

Alaska Air Group, Inc.	58,649	-	-	-	63,525
AMR Corp.	n/a 1	232,891	115,486	-	213,243
Applera Corp.-Applied Biosystems Group	n/a 1	-	4,999	374	298,489
Citrix Systems, Inc.	401,184	-	-	-	378,200
Intuit, Inc.	n/a 1	-	-	-	527,887
Millipore Corp.	213,756	-	-	-	206,368
Plantronics, Inc.	134,228	-	-	235	122,239
Pogo Producing Co. 2	173,139	-	-	-	-
Tektronix, Inc.	132,359	-	181,313	286	-
Whirlpool Corp.	356,400	47,903	-	1,806	375,498

	1,469,715			2,701	2,185,449

1. At September 30, 2007, the issuer was not an affiliated company of the fund. 2. In November 2007, Pogo Producing Co. merged with Plains Exploration & Production Co. At December 31, 2007, Plains Exploration & Production Co. was not an affiliated company of the fund.

Vanguard Target Retirement Income Fund Schedule of Investments December 31, 2007
	Shares	Market Value ($000)

Investment Companies (100.0%)

U.S. Stock Funds (23.8%)
Vanguard Total Stock Market Index Fund Investor Shares	10,210,676	361,050
Vanguard Total Stock Market ETF	61,679	8,936

International Stock Funds (5.9%)
Vanguard European Stock Index Fund Investor Shares	1,307,572	52,015
Vanguard Pacific Stock Index Fund Investor Shares	1,770,298	22,518
Vanguard Emerging Markets Stock Index Fund Investor Shares	551,573	18,268

Bond Funds (65.3%)
Vanguard Total Bond Market Index Fund Investor Shares	69,179,867	702,867
Vanguard Inflation-Protected Securities Fund Investor Shares	25,097,477	312,464

Money Market Fund (5.0%)
Vanguard Prime Money Market Fund Investor Shares	77,331,376	77,331

Total Investment Companies
(Cost $1,484,811)		1,555,449

Other Assets and Liabilities--Net (0.0%)		(525)

Net Assets (100%)		1,554,924

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At December 31, 2007, the cost of investment securities for tax purposes was $1,484,811,000. Net unrealized appreciation of investment securities for tax purposes was $70,638,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2005 Fund Schedule of Investments December 31, 2007
	Shares	Market Value ($000)

Investment Companies (99.9%)

U.S. Stock Funds (34.6%)
Vanguard Total Stock Market Index Fund Investor Shares	15,713,281	555,622
Vanguard Total Stock Market ETF	100,000	14,488

International Stock Funds (8.7%)
Vanguard European Stock Index Fund Investor Shares	1,982,080	78,847
Vanguard Pacific Stock Index Fund Investor Shares	2,734,583	34,784
Vanguard Emerging Markets Stock Index Fund Investor Shares	885,865	29,340

Bond Funds (55.0%)
Vanguard Total Bond Market Index Fund Investor Shares	67,796,708	688,814
Vanguard Inflation-Protected Securities Fund Investor Shares	17,525,379	218,191

Money Market Fund (1.6%)
Vanguard Prime Money Market Fund Investor Shares	26,619,160	26,619

Total Investment Companies
(Cost $1,537,418)		1,646,705

Other Assets and Liabilities--Net (0.1%)		909

Net Assets (100%)		1,647,614

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At December 31, 2007, the cost of investment securities for tax purposes was $1,537,418,000. Net unrealized appreciation of investment securities for tax purposes was $109,287,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2010 Fund Schedule of Investments December 31, 2007
	Shares	Market Value ($000)

Investment Companies (100.0%)

U.S. Stock Funds (44.1%)
Vanguard Total Stock Market Index Fund Investor Shares	23,662,917	836,721
Vanguard Total Stock Market ETF	7,200	1,043

International Stock Funds (11.2%)
Vanguard European Stock Index Fund Investor Shares	2,950,811	117,383
Vanguard Pacific Stock Index Fund Investor Shares	4,019,839	51,132
Vanguard Emerging Markets Stock Index Fund Investor Shares	1,302,577	43,142

Bond Funds (44.7%)
Vanguard Total Bond Market Index Fund Investor Shares	75,244,787	764,487
Vanguard Inflation-Protected Securities Fund Investor Shares	6,757,765	84,134

Total Investment Companies
(Cost $1,874,087)		1,898,042

Other Assets and Liabilities--Net (0.0%)		(774)

Net Assets (100%)		1,897,268

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At December 31, 2007, the cost of investment securities for tax purposes was $1,874,087,000. Net unrealized appreciation of investment securities for tax purposes was $23,955,000, consisting of unrealized gains of $24,902,000, on securities that had risen in value since their purchase and $947,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2015 Fund Schedule of Investments December 31, 2007
	Shares	Market Value ($000)

Investment Companies (100.0%)

U.S. Stock Funds (51.0%)
Vanguard Total Stock Market Index Fund Investor Shares	102,758,930	3,633,556
Vanguard Total Stock Market ETF	552,800	80,089

International Stock Funds (12.8%)
Vanguard European Stock Index Fund Investor Shares	12,958,036	515,471
Vanguard Pacific Stock Index Fund Investor Shares	17,760,443	225,913
Vanguard Emerging Markets Stock Index Fund Investor Shares	5,717,685	189,370

Bond Fund (36.2%)
Vanguard Total Bond Market Index Fund Investor Shares	258,928,330	2,630,712

Total Investment Companies
(Cost $6,698,001)		7,275,111

Other Assets and Liabilities--Net (0.0%)		(2,340)

Net Assets (100%)		7,272,771

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At December 31, 2007, the cost of investment securities for tax purposes was $6,698,001,000. Net unrealized appreciation of investment securities for tax purposes was $577,110,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2020 Fund Schedule of Investments December 31, 2007
	Shares	Market Value ($000)

Investment Companies (99.9%)

U.S. Stock Funds (57.0%)
Vanguard Total Stock Market Index Fund Investor Shares	40,668,399	1,438,035
Vanguard Total Stock Market ETF	27,700	4,013

International Stock Funds (14.3%)
Vanguard European Stock Index Fund Investor Shares	5,028,304	200,026
Vanguard Pacific Stock Index Fund Investor Shares	6,876,803	87,473
Vanguard Emerging Markets Stock Index Fund Investor Shares	2,211,990	73,261

Bond Fund (28.6%)
Vanguard Total Bond Market Index Fund Investor Shares	71,211,763	723,511

Total Investment Companies
(Cost $2,493,727)		2,526,319

Other Assets and Liabilities--Net (0.1%)		3,370

Net Assets (100%)		2,529,689

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At December 31, 2007, the cost of investment securities for tax purposes was $2,493,727,000. Net unrealized appreciation of investment securities for tax purposes was $32,592,000, consisting of unrealized gains of $33,708,000 on securities that had risen in value since their purchase and $1,116,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2025 Fund Schedule of Investments December 31, 2007
	Shares	Market Value ($000)

Investment Companies (100.0%)

U.S. Stock Funds (63.1%)
Vanguard Total Stock Market Index Fund Investor Shares	127,318,159	4,501,970
Vanguard Total Stock Market ETF	750,700	108,762

International Stock Funds (15.8%)
Vanguard European Stock Index Fund Investor Shares	16,048,473	638,408
Vanguard Pacific Stock Index Fund Investor Shares	22,026,673	280,179
Vanguard Emerging Markets Stock Index Fund Investor Shares	7,117,190	235,721

Bond Fund (21.1%)
Vanguard Total Bond Market Index Fund Investor Shares	151,589,063	1,540,145

Total Investment Companies
(Cost $6,578,192)		7,305,185

Other Assets and Liabilities--Net (0.0%)		3,899

Net Assets (100%)		7,309,084

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At December 31, 2007, the cost of investment securities for tax purposes was $6,578,192,000. Net unrealized appreciation of investment securities for tax purposes was $726,993,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2030 Fund Schedule of Investments December 31, 2007
	Shares	Market Value ($000)

Investment Companies (99.9%)

U.S. Stock Funds (69.1%)
Vanguard Total Stock Market Index Fund Investor Shares	29,959,841	1,059,380
Vanguard Total Stock Market ETF	8,600	1,246

International Stock Funds (17.2%)
Vanguard European Stock Index Fund Investor Shares	3,673,692	146,140
Vanguard Pacific Stock Index Fund Investor Shares	5,097,006	64,834
Vanguard Emerging Markets Stock Index Fund Investor Shares	1,619,063	53,623

Bond Fund (13.5%)
Vanguard Total Bond Market Index Fund Investor Shares	20,404,657	207,311

Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 4.664%	1,128,346	1,128

Total Investment Companies
(Cost $1,514,937)		1,533,662

Other Assets and Liabilities--Net (0.1%)		2,165

Net Assets (100%)		1,535,827

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF shares) are valued at that fund's net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At December 31, 2007, the cost of investment securities for tax purposes was $1,514,937,000. Net unrealized appreciation of investment securities for tax purposes was $18,725,000, consisting of unrealized gains of $19,413,000 on securities that had risen in value since their purchase and $688,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2035 Fund Schedule of Investments December 31, 2007
	Shares	Market Value ($000)

Investment Companies (100.0%)

U.S. Stock Funds (71.9%)
Vanguard Total Stock Market Index Fund Investor Shares	96,314,765	3,405,690
Vanguard Total Stock Market ETF	587,700	85,146

International Stock Funds (18.0%)
Vanguard European Stock Index Fund Investor Shares	12,192,005	484,998
Vanguard Pacific Stock Index Fund Investor Shares	16,624,848	211,468
Vanguard Emerging Markets Stock Index Fund Investor Shares	5,323,942	176,329

Bond Fund (10.1%)
Vanguard Total Bond Market Index Fund Investor Shares	48,433,198	492,081

Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 4.664%	1,829,541	1,830

Total Investment Companies
(Cost $4,336,926)		4,857,542

Other Assets and Liabilities--Net (0.0%)		2,026

Net Assets (100%)		4,859,568

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF shares) are valued at that fund's net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At December 31, 2007, the cost of investment securities for tax purposes was $4,336,926,000. Net unrealized appreciation of investment securities for tax purposes was $520,616,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2040 Fund Schedule of Investments December 31, 2007
	Shares	Market Value ($000)

Investment Companies (99.9%)

U.S. Stock Funds (71.7%)
Vanguard Total Stock Market Index Fund Investor Shares	14,528,901	513,742
Vanguard Total Stock Market ETF	7,000	1,014
International Stock Funds (18.0%)
Vanguard European Stock Index Fund Investor Shares	1,789,898	71,202
Vanguard Pacific Stock Index Fund Investor Shares	2,472,984	31,456
Vanguard Emerging Markets Stock Index Fund Investor Shares	789,690	26,155
Bond Fund (10.1%)
Vanguard Total Bond Market Index Fund Investor Shares	7,127,740	72,418
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 4.664%	803,314	803

Total Investment Companies
(Cost $709,187)		716,790

Other Assets and Liabilities--Net (0.1%)		740

Net Assets (100%)		717,530

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF shares) are valued at that fund's net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At December 31, 2007, the cost of investment securities for tax purposes was $709,187,000. Net unrealized appreciation of investment securities for tax purposes was $7,603,000, consisting of unrealized gains of $8,042,000 on securities that had risen in value since their purchase and $439,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2045 Fund Schedule of Investments December 31, 2007
	Shares	Market Value ($000)

Investment Companies (99.9%)

U.S. Stock Funds (71.6%)
Vanguard Total Stock Market Index Fund Investor Shares	47,028,877	1,662,941
Vanguard Total Stock Market ETF	266,500	38,611

International Stock Funds (18.0%)
Vanguard European Stock Index Fund Investor Shares	5,955,004	236,890
Vanguard Pacific Stock Index Fund Investor Shares	8,146,992	103,630
Vanguard Emerging Markets Stock Index Fund Investor Shares	2,614,262	86,584

Bond Fund (10.2%)
Vanguard Total Bond Market Index Fund Investor Shares	23,834,745	242,161

Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 4.664%	1,552,289	1,552

Total Investment Companies
(Cost $2,128,820)		2,372,369

Other Assets and Liabilities--Net (0.1%)		1,390

Net Assets (100%)		2,373,759

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF shares) are valued at that fund's net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At December 31, 2007, the cost of investment securities for tax purposes was $2,128,820,000. Net unrealized appreciation of investment securities for tax purposes was $243,549,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Target Retirement 2050 Fund Schedule of Investments December 31, 2007
	Shares	Market Value ($000)

Investment Companies (99.6%)

U.S. Stock Funds (71.5%)
Vanguard Total Stock Market Index Fund Investor Shares	5,183,055	183,273
Vanguard Total Stock Market ETF	2,900	420

International Stock Funds (17.9%)
Vanguard European Stock Index Fund Investor Shares	641,246	25,509
Vanguard Pacific Stock Index Fund Investor Shares	882,704	11,228
Vanguard Emerging Markets Stock Index Fund Investor Shares	279,828	9,268

Bond Fund (10.0%)
Vanguard Total Bond Market Index Fund Investor Shares	2,540,611	25,812

Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund, 4.664%	408,561	409

Total Investment Companies
(Cost $253,051)		255,919

Other Assets and Liabilities--Net (0.4%)		923

Net Assets (100%)		256,842

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF shares) are valued at that fund's net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

At December 31, 2007, the cost of investment securities for tax purposes was $253,051,000. Net unrealized appreciation of investment securities for tax purposes was $2,868,000, consisting of unrealized gains of $3,015,000 on securities that had risen in value since their purchase and $147,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHESTER FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 12, 2008

VANGUARD CHESTER FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 12, 2008

* By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by reference.